Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Fixed Assets (Details) (USD $)	Sep. 30, 2014
Details
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,005